Property, plant and equipment - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / MMBTU $ / bbl project $ / Boe	Dec. 31, 2021 USD ($) $ / bbl $ / MMBTU numberOfRefineries	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount of assets under construction	$ 27,277	$ 37,006
Carrying amount of rights and concessions in respect of proved and unproved properties	7,662	8,849
Carrying amount of asset for which management's expectations were applied in the calculation of depreciation charge	0	1,634
Pre-tax depreciation charge increment if management's expectations were applied		1,184	$ 1,012
Carrying amount of asset for which an alternative reserves base was applied in the calculation of depreciation charge	26,129	17,462
Pre-tax depreciation charge increment if no alternative reserve base was applied	792	1,168	2,476
Contractual commitments for purchase and lease of property, plant and equipment	6,693	5,984
Impairment losses on property, plant and equipment	1,799	3,894	26,676
Impairment reversals	$ 6,177	$ 214	$ 0
Number Of Offshore Projects | project	2
Number of refineries, impaired | numberOfRefineries		3
Nominal post-tax discount rate	6.50%	6.50%	6.00%
Refining margin (USD per BBL) | $ / Boe	6.22
Decrease in long-term refining margin assumptions (USD per BBL) | $ / Boe	1
Increase in long-term refining margin assumptions (USD per BBL) | $ / Boe	1
Percentage increase in discounting factor assumptions	1.00%
Exploration drilling costs capitalised	$ 443
Number of projects where drilling activities were underway | project	6
Projects awaiting development concepts	$ 1,369
Number of projects awaiting further development concepts | project	19
Russia
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment	$ 854
Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment reversal due to decrease in long-term refining margin assumptions	$ 1,000
Bottom of range | Goodwill
Disclosure of detailed information about property, plant and equipment [Line Items]
Nominal pre-tax discount rate	5.00%	7.00%
Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment reversal due to decrease in long-term refining margin assumptions	$ 3,000
Top of range | Goodwill
Disclosure of detailed information about property, plant and equipment [Line Items]
Nominal pre-tax discount rate	12.00%	11.00%
Integrated Gas and Upstream
Disclosure of detailed information about property, plant and equipment [Line Items]
Percentage decrease in commodity price assumptions	(10.00%)
Percentage increase in commodity price assumptions	10.00%
Integrated Gas and Upstream | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss due to decrease in commodity price assumptions	$ 2,000
Impairment reversal due to increase in commodity price assumptions	2,000
Integrated Gas and Upstream | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss due to decrease in commodity price assumptions	5,000
Impairment reversal due to increase in commodity price assumptions	$ 4,000
Chemicals and Products
Disclosure of detailed information about property, plant and equipment [Line Items]
Decrease in long-term refining margin assumptions (USD per BBL) | $ / Boe	(1)
Increase in long-term refining margin assumptions (USD per BBL) | $ / Boe	1
Impairment loss due to decrease in long-term refining margin assumptions	$ 1,000
Chemicals and Products | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment reversal due to increase in commodity price assumptions	1,000
Impairment loss due to decrease in long-term refining margin assumptions	1,000
Chemicals and Products | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment reversal due to increase in commodity price assumptions	3,000
Impairment loss due to decrease in long-term refining margin assumptions	3,000
Integrated Gas | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss due to decrease in long-term refining margin assumptions	1,000
Integrated Gas | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss due to decrease in long-term refining margin assumptions	3,000
Upstream
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss due to decrease in long-term refining margin assumptions	1,000
Renewables and Energy Solutions
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss due to decrease in long-term refining margin assumptions	1,000
Marketing | Assets classified as held for sale
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment		$ 1,537
Integrated Gas
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment reversals	$ 3,449
Nominal pre-tax discount rate	5.00%	5.00%
Upstream
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment	$ 320
Impairment reversals	2,504
Chemicals and Products
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment	$ 257
Brent crude oil ($/b)
Disclosure of detailed information about property, plant and equipment [Line Items]
Commodity price after year 4 | $ / bbl	65	60
Henry Hub natural gas ($/MMBtu)
Disclosure of detailed information about property, plant and equipment [Line Items]
Commodity price after year 4 | $ / MMBTU	4.00	3.00
Exploration and production
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment	$ 868	$ 1,533	$ 20,155
Impairment reversals	5,954	213	0
Exploration and production | Integrated Gas
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment		600	11,539
Exploration and production | Upstream
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment		373	8,629
Manufacturing, supply and distribution
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment	474	2,340	6,490
Impairment reversals	$ 72	$ 0	0
Manufacturing, supply and distribution | Marketing
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment			$ 6,493